Fees Summary	Jul. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,436,792.3
Previously Paid Amount	0
Total Fee Amount	2,057.18
Total Offset Amount	0
Net Fee	$ 2,057.18